INCOME PER SHARE - Summary of computation of basic and diluted net income per share attribute to ordinary shareholders after stock split (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income attributable to ordinary shareholders – basic and diluted	¥ 1,179,658	$ 171,034	¥ 472,086	¥ 252,883
Weighted average number of ordinary shares outstanding - basic	215,259,640	215,259,640	216,100,000	216,100,000
Weighted average number of ordinary shares outstanding - diluted	215,259,640	215,259,640	216,100,000	216,100,000
Basic net income per share | (per share)	¥ 5.48	$ 0.79	¥ 2.18	¥ 1.17
Diluted net income per share | (per share)	¥ 5.48	$ 0.79	¥ 2.18	¥ 1.17